Common Stock, Warrants and Options (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Number of options
Nonvested, December 31, 2010	330,000
Vested	(330,000)
Nonvested, December 31, 2011 and December 31, 2012
Fair value per share
Nonvested, December 31, 2010	$ 0.18
Vested	$ 0.18
Nonvested, December 31, 2011 and December 31, 2012